Segment reporting - Segment information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
External revenues	¥ 9,071,659	¥ 8,978,986	¥ 9,394,911
Segment profit / (loss) before tax	(1,216,192)	80,818	289,004
Finance income	40,433	25,608	7,311
Finance costs	(28,362)	(31,338)	(25,209)
Depreciation and amortisation expense	(265,019)	(268,669)	(191,778)
- credit loss on trade and other receivables	(20,832)	(25,366)	(90,124)
- impairment loss on non-current assets	(2,941)	(36,844)	(27,542)
Segment assets	10,705,030	5,836,251
Segment liabilities	4,052,876	6,159,297
Inter-segment revenue
Disclosure of operating segments [line items]
External revenues	(123,511)	(47,317)	(91,450)
Reportable segments
Disclosure of operating segments [line items]
Segment profit / (loss) before tax	354,550	575,919	665,306
Finance income	38,867	25,189	8,127
Finance costs	(28,345)	(32,997)	(30,893)
Depreciation and amortisation expense	(263,950)	(271,017)	(201,760)
- credit loss on trade and other receivables	(20,815)	(68,827)	(125,595)
- impairment loss on non-current assets	(2,941)	(41,059)	(82,947)
Segment assets	10,188,040	5,727,281
Segment liabilities	3,995,757	3,732,134
Reportable segments | Segment revenue
Disclosure of operating segments [line items]
External revenues	8,841,998	9,051,833	9,728,211
Segment profit / (loss) before tax	354,550	575,919	665,306
Segment assets	10,188,040	5,727,281
Segment liabilities	3,995,757	3,732,134
Reportable segments | External revenues
Disclosure of operating segments [line items]
External revenues	8,834,188	9,004,566	9,641,960
Reportable segments | Inter-segment revenue
Disclosure of operating segments [line items]
External revenues	7,810	47,267	86,251
MINISO brand (excluding Africa and Germany)
Disclosure of operating segments [line items]
Segment profit / (loss) before tax		716,759	962,382
Finance income		24,842	7,210
Finance costs		(31,273)	(25,198)
Depreciation and amortisation expense		(268,359)	(191,627)
- credit loss on trade and other receivables		(25,357)	(90,124)
- impairment loss on non-current assets		(36,844)	(27,542)
Segment assets		5,727,281
Segment liabilities		3,732,134
MINISO brand (excluding Africa and Germany) | Segment revenue
Disclosure of operating segments [line items]
External revenues		8,762,507	9,179,083
MINISO brand (excluding Africa and Germany) | External revenues
Disclosure of operating segments [line items]
External revenues		8,721,620	9,143,883
MINISO brand (excluding Africa and Germany) | Inter-segment revenue
Disclosure of operating segments [line items]
External revenues		40,887	35,200
MINISO brand in Africa and Germany (discontinued)*
Disclosure of operating segments [line items]
Segment profit / (loss) before tax		(29,884)	(69,620)
Finance income		92	743
Finance costs		(1,616)	(5,572)
Depreciation and amortisation expense			(4,350)
- credit loss on trade and other receivables			(2)
- impairment loss on non-current assets			(33,269)
MINISO brand in Africa and Germany (discontinued)* | Segment revenue
Disclosure of operating segments [line items]
External revenues		80,746	162,966
MINISO brand in Africa and Germany (discontinued)* | External revenues
Disclosure of operating segments [line items]
External revenues		80,746	159,764
MINISO brand in Africa and Germany (discontinued)* | Inter-segment revenue
Disclosure of operating segments [line items]
External revenues			3,202
NOME brand (discontinued)*
Disclosure of operating segments [line items]
Segment profit / (loss) before tax		(98,308)	(148,449)
Finance income		250	156
Finance costs		(108)	(123)
Depreciation and amortisation expense		(828)	(1,836)
- credit loss on trade and other receivables		(43,470)	(35,469)
- impairment loss on non-current assets		(1,059)	(11,835)
NOME brand (discontinued)* | Segment revenue
Disclosure of operating segments [line items]
External revenues		193,426	355,022
NOME brand (discontinued)* | External revenues
Disclosure of operating segments [line items]
External revenues		187,046	307,173
NOME brand (discontinued)* | Inter-segment revenue
Disclosure of operating segments [line items]
External revenues		6,380	47,849
Minihome brand (discontinued)*
Disclosure of operating segments [line items]
Segment profit / (loss) before tax		(12,648)	(79,007)
Finance income		5	18
Depreciation and amortisation expense		(1,830)	(3,947)
- impairment loss on non-current assets		(3,156)	(10,301)
Minihome brand (discontinued)* | Segment revenue
Disclosure of operating segments [line items]
External revenues		15,154	31,140
Minihome brand (discontinued)* | External revenues
Disclosure of operating segments [line items]
External revenues		15,154	31,140
MINISO brand
Disclosure of operating segments [line items]
Segment profit / (loss) before tax	378,926
Finance income	38,858
Finance costs	(26,324)
Depreciation and amortisation expense	(252,721)
- credit loss on trade and other receivables	(20,208)
- impairment loss on non-current assets	(1,850)
Segment assets	9,873,002
Segment liabilities	3,662,661
MINISO brand | Segment revenue
Disclosure of operating segments [line items]
External revenues	8,737,925
MINISO brand | External revenues
Disclosure of operating segments [line items]
External revenues	8,735,947
MINISO brand | Inter-segment revenue
Disclosure of operating segments [line items]
External revenues	1,978
TOP TOY brand
Disclosure of operating segments [line items]
Segment profit / (loss) before tax	(24,376)
Finance income	9
Finance costs	(2,021)
Depreciation and amortisation expense	(11,229)
- credit loss on trade and other receivables	(607)
- impairment loss on non-current assets	(1,091)
Segment assets	315,038
Segment liabilities	333,096
TOP TOY brand | Segment revenue
Disclosure of operating segments [line items]
External revenues	104,073
TOP TOY brand | External revenues
Disclosure of operating segments [line items]
External revenues	98,241
TOP TOY brand | Inter-segment revenue
Disclosure of operating segments [line items]
External revenues	5,832
Other segment
Disclosure of operating segments [line items]
Segment profit / (loss) before tax	58,556	44,092	36,402
Finance income	1,566	766	101
Finance costs	(17)	(65)	(11)
Depreciation and amortisation expense	(1,069)	(310)	(151)
- credit loss on trade and other receivables	(17)	(9)
Segment assets	164,928	108,970
Segment liabilities	57,119	45,836
Other segment | Segment revenue
Disclosure of operating segments [line items]
External revenues	353,172	257,416	256,227
Segment profit / (loss) before tax	58,556	44,092	36,402
Segment assets	164,928	108,970
Segment liabilities	57,119	45,836
Other segment | External revenues
Disclosure of operating segments [line items]
External revenues	237,471	257,366	251,028
Other segment | Inter-segment revenue
Disclosure of operating segments [line items]
External revenues	115,701	50	5,199
Reportable and other segments before elimination of discontinued operations
Disclosure of operating segments [line items]
Segment profit / (loss) before tax	413,106	620,011	701,708
Finance income	40,433	25,955	8,228
Finance costs	(28,362)	(33,062)	(30,904)
Depreciation and amortisation expense	(265,019)	(271,327)	(201,911)
- credit loss on trade and other receivables	(20,832)	(68,836)	(125,595)
- impairment loss on non-current assets	(2,941)	(41,059)	(82,947)
Segment assets	10,352,968	5,836,251
Segment liabilities	4,052,876	3,777,970
Reportable and other segments before elimination of discontinued operations | Segment revenue
Disclosure of operating segments [line items]
External revenues	9,195,170	9,309,249	9,984,438
Reportable and other segments before elimination of discontinued operations | External revenues
Disclosure of operating segments [line items]
External revenues	9,071,659	9,261,932	9,892,988
Reportable and other segments before elimination of discontinued operations | Inter-segment revenue
Disclosure of operating segments [line items]
External revenues	¥ 123,511	¥ 47,317	¥ 91,450